Analysis of changes in financing activities during the year	12 Months Ended
Dec. 31, 2022
Analysis of changes in financing during the year [Abstract]
Analysis of changes in financing activities during the year
23. Analysis of changes in financing activities during the year
The following chart provides a reconciliation between the opening and closing balances for liabilities arising from financing activities:

	2022	2021
Debt securities issued and lease liabilities
Opening balance	6,671,212	12,112,342
New borrowings	1,760,228	6,697,708
Debt payments	(747,514)	(2,166,016)
Payment of lease liabilities	(2,143,061)	(2,728,820)
Interests and adjustments accrued	5,147,328	4,865,626
Interests paid	—	(161,949)
Inflation effect on debt securities issued and lease liabilities	(6,370,273)	(11,947,679)

Closing balance	4,317,920	6,671,212